Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Core structural borrowings of shareholder-financed businesses
Borrowings
Schedule of borrowings

	31 Dec 2024 $m	31 Dec 2023 $m
Subordinated debt
US$750m 4.875% notes	750	750
£435m 6.125% notes 2031	542	551
US$1,000m 2.95% notes 2033	997	996
Senior debt
£250m 5.875% notes 2029	299	301
US$1,000m 3.125% notes 2030	990	988
US$350m 3.625% notes 2032	347	347
Total core structural borrowings of shareholder-financed businesses	3,925	3,933

The senior debt ranks above subordinated debt in the event of liquidation.

Operational borrowings
Borrowings
Schedule of borrowings

	31 Dec 2024 $m	31 Dec 2023 $m
Borrowings in respect of short-term fixed income securities programmes (commercial paper)	527	699
Lease liabilities under IFRS 16	257	234
Other borrowings	13	8
Total operational borrowings	797	941